CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 17, 2019
Current Assets
Cash	$ 987,699		$ 0	$ 0
Prepaid expenses	342,117		0
Total Current Assets	1,329,816		0
Deferred Offering Cost	0		52,673
Cash and Marketable securities held in Trust Account	414,025,917		0
TOTAL ASSETS	415,355,733		52,673
Current liabilities
Accrued expenses	118,798		0
Accrued offering costs	18,026		52,673
Advances from related party	0		21,631
Total Current Liabilities	136,824		74,304
Deferred underwriting fee payable	14,490,000		0
TOTAL LIABILITIES	14,626,824		74,304
Commitments
Class A ordinary shares subject to possible redemption, 39,570,413 and no shares at redemption value at June 30, 2020 and December 31, 2019, respectively	395,728,902		0
Shareholder's Equity (Deficit)
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,298,322		0
Accumulated deficit	(299,533)		(21,631)
Total Shareholder's Equity (Deficit)	5,000,007	$ 3,369	(21,631)	0
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY (DEFICIT)	415,355,733		52,673
Common Class A
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	183		0
Common Class B
Shareholder's Equity (Deficit)
Common Stock, Value, Issued	$ 1,035		$ 0
Total Shareholder's Equity (Deficit)				$ 0